Revenue - Schedule of Disaggregated Revenue by Principal Activities and Products (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregated revenue by principal activities and products [line items]
Revenue	€ 28,306	€ 26,797	€ 27,563
Continuing operations [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	25,129	23,241	€ 21,653
Continuing operations [member] | Cement, lime and cement products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	3,868	3,316
Continuing operations [member] | Aggregates, asphalt and readymixed products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	8,107	7,249
Continuing operations [member] | Construction contract activities [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	5,891	5,593
Continuing operations [member] | Architectural products [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue	3,619	3,500
Continuing operations [member] | Infrastructure products [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue	1,462	1,252
Continuing operations [member] | Construction accessories [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue	590	593
Continuing operations [member] | Architectural glass and glazing systems and wholesale hardware distribution [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	1,592	1,431
Continuing operations [member] | DIY [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue		307
Discontinued operations [member] | Exterior and interior products - Americas Distribution [member]
Disaggregated revenue by principal activities and products [line items]
Revenue		7
Discontinued operations [member] | General Builders Merchants, DIY and Sanitary, Heating & Plumbing - Europe Distribution [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	3,177	3,549
Americas Materials [member] | Continuing operations [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	10,385	8,951
Americas Materials [member] | Continuing operations [member] | Cement, lime and cement products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	1,222	810
Americas Materials [member] | Continuing operations [member] | Aggregates, asphalt and readymixed products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	5,046	4,330
Americas Materials [member] | Continuing operations [member] | Construction contract activities [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	4,117	3,811
Europe Materials [Member] | Continuing operations [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	8,494	8,042
Europe Materials [Member] | Continuing operations [member] | Cement, lime and cement products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	2,646	2,506
Europe Materials [Member] | Continuing operations [member] | Aggregates, asphalt and readymixed products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	3,061	2,919
Europe Materials [Member] | Continuing operations [member] | Construction contract activities [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	1,609	1,542
Europe Materials [Member] | Continuing operations [member] | Architectural products [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue	955	903
Europe Materials [Member] | Continuing operations [member] | Infrastructure products [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue	223	172
Building Products [Member] | Continuing operations [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	6,250	6,248
Building Products [Member] | Continuing operations [member] | Construction contract activities [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	165	240
Building Products [Member] | Continuing operations [member] | Architectural products [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue	2,664	2,597
Building Products [Member] | Continuing operations [member] | Infrastructure products [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue	1,239	1,080
Building Products [Member] | Continuing operations [member] | Construction accessories [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue	590	593
Building Products [Member] | Continuing operations [member] | Architectural glass and glazing systems and wholesale hardware distribution [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	€ 1,592	1,431
Building Products [Member] | Continuing operations [member] | DIY [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue		€ 307